Financial instruments by category (Details 1) (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Amortized cost:
Cash and cash equivalents	R$ 254,767	R$ 2,763,050	R$ 2,913,482	R$ 66,767
Accounts receivable	9,871,459	8,104,679
Other receivables	41,709	20,148
Fair value through other comprehensive income
Financial investments	1,761,745
Total	R$ 11,929,680	R$ 10,887,877